February 22, 2021

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Virtus Investment Trust (Reg. 033-36528) (811-06161)

Ladies and Gentlemen:

We are filing the corresponding XBRL Exhibit pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement filed February 5, 2021.

Any comments or questions on this filing should be directed to Jennifer S. Fromm at (860) 263-4790.

Sincerely,

/s/ Jennifer S. Fromm
Jennifer S. Fromm
Vice President, Chief Legal Officer, Counsel and Secretary Virtus Investment Partners, Inc.

cc: Ropes & Gray LLP

Virtus Investment Partners, Inc.

One Financial Plaza,

Hartford, CT 06103